Stock Based Compensation - Summary of Stock-based Compensation Expenses (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	136,000	107,000	561,000	244,000
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	$ 293,000	$ 53,000	$ 496,000	$ 130,000